Income Tax - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Net profit (loss) before tax	€ (25,130)	€ (13,777)	€ 119,718	€ 153,652	€ 250,524
Expected income tax expense (benefit) at a 25% statutory UK tax rate (prior period: 22.8% statutory Luxembourg tax rate)		(3,141)	17,242	38,413	57,120
Increased/ decreased by:
Non-deductible expenses for tax purposes		570	137	2,699	1,812
Non-deductible share-based compensation				19,880
Change in permanent items				(687)
Previous years taxes				5,461
Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards		(311)	750	8,400	783
Tax rate differences		3,714	3,229	5,628	14,202
Tax rate changes			49	142
Other		2,596	(713)	(1,305)	(10,504)
Income tax expense	€ 6,178	€ 3,428	€ 20,694	€ 78,630	€ 63,413